Schedule of Investments (unaudited) March 31, 2022	BlackRock LifePath® Dynamic 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 50.1%
BlackRock Advantage Emerging Markets Fund, Class K	472,312	$5,115,138
BlackRock Tactical Opportunities Fund, Class K	402,282	5,583,673
Diversified Equity Master Portfolio	$31,290,349	31,290,349
International Tilts Master Portfolio	$8,327,971	8,327,971
iShares Developed Real Estate Index Fund, Class K	213,728	2,449,323
iShares MSCI EAFE Small-Cap ETF	47,862	3,175,165

		55,941,619

Fixed-Income Funds — 46.0%
Advantage CoreAlpha Bond Master Portfolio	$16,129,176	16,129,176
iShares Core U.S. Aggregate Bond ETF	129,079	13,824,361
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	10,259	1,240,724
iShares TIPS Bond ETF	69,017	8,597,448
Master Total Return Portfolio	$11,590,487	11,590,487

		51,382,196

Security	Shares	Value

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(c)(d)	1,263,672	$1,263,419
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(c)	6,038,644	6,038,644

		7,302,063

Total Investments — 102.7% (Cost: $109,448,795)		114,625,878

Liabilities in Excess of Other Assets — (2.7)%		(2,979,926)

Net Assets — 100.0%		$111,645,952

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
Advantage CoreAlpha Bond Master Portfolio	$16,890,298	$394,155	(a)(b)	$—		$(309,113)	$(846,164)	$16,129,176	$16,129,176	$83,694		$—
BlackRock Advantage Emerging Markets Fund, Class K	5,962,749	214,603		(578,270)		(48,611)	(435,333)	5,115,138	472,312	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	5,472,571	—		(4,202,203	)(a)	(7,198)	249	1,263,419	1,263,672	4,370	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,272,517	1,766,127	(a)	—		—	—	6,038,644	6,038,644	1,055		—
BlackRock Tactical Opportunities Fund, Class K	5,969,512	—		(309,416)		(7,186)	(69,237)	5,583,673	402,282	—		—
Diversified Equity Master Portfolio	33,067,999	66,389	(a)(b)	—		234,545	(2,078,584)	31,290,349	$31,290,349	66,389		—
International Tilts Master Portfolio	9,029,397	58,920	(a)(b)	—		(70,274)	(690,072)	8,327,971	$8,327,971	58,920		—
iShares Core U.S. Aggregate Bond ETF	14,468,538	1,056,868		(836,884)		(64,597)	(799,564)	13,824,361	129,079	40,852		—
iShares Developed Real Estate Index Fund, Class K	2,723,889	—		(169,129)		8,321	(113,758)	2,449,323	213,728	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,359,523	—		—		—	(118,799)	1,240,724	10,259	5,105		—
iShares MSCI EAFE Small-Cap ETF	3,498,234	—		—		—	(323,069)	3,175,165	47,862	—		—
iShares TIPS Bond ETF	8,664,023	741,546		(497,882)		(6,944)	(303,295)	8,597,448	69,017	45,642		—
Master Total Return Portfolio	11,677,402	800,148	(a)(b)	—		(180,795)	(706,268)	11,590,487	$11,590,487	122,401		—

						$(451,852)	$(6,483,894)	$114,625,878		$428,428		$—

(a) Represents net amount purchased (sold).

(b) Inclusive of income and expense allocated from the Master Portfolio.

(c)  All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	5	04/14/22	$463	$8,164
TOPIX Index	21	06/09/22	3,325	296,216
S&P/TSE 60 Index	7	06/16/22	1,475	23,006
FTSE 100 Index	12	06/17/22	1,174	50,240
FTSE/MIB Index	4	06/17/22	536	27,987
MSCI EAFE Index	4	06/17/22	429	20,667
Russell 2000 E-Mini Index	33	06/17/22	3,410	97,910
10-Year U.S. Treasury Note	68	06/21/22	8,347	(243,411)

				280,779

Short Contracts
S&P 500 E-Mini Index	5	06/17/22	1,133	(70,691)
S&P 500 Micro E-Mini Index	109	06/17/22	2,469	(62,338)
Ultra U.S. Treasury Bond	11	06/21/22	1,947	69,269
5-Year U.S. Treasury Note	68	06/30/22	7,790	261,269

				197,509

				$478,288

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	758,000	USD	555,796	Bank of America N.A.	06/15/22	$12,099
CAD	749,000	USD	585,193	Bank of America N.A.	06/15/22	13,824
CAD	1,903,518	USD	1,502,850	Morgan Stanley & Co. International PLC	06/15/22	19,499
USD	14,472	EUR	13,000	Morgan Stanley & Co. International PLC	06/15/22	52
USD	197,208	JPY	22,746,000	Morgan Stanley & Co. International PLC	06/15/22	10,022
USD	1,245,643	JPY	143,672,618	Morgan Stanley & Co. International PLC	06/15/22	63,301

						118,797

EUR	3,422,419	USD	3,809,831	Bank of America N.A.	06/15/22	(13,555)
JPY	143,673,000	USD	1,248,334	Deutsche Bank AG	06/15/22	(65,989)
USD	552,854	AUD	758,389	Deutsche Bank AG	06/15/22	(15,333)
USD	591,288	CAD	748,810	Bank of America N.A.	06/15/22	(7,577)
USD	3,732,851	EUR	3,422,000	Bank of America N.A.	06/15/22	(62,961)

						(165,415)

						$(46,618)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2025 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$16,323,299	$—	$—	$16,323,299
Fixed-Income Funds	23,662,533	—	—	23,662,533
Money Market Funds	7,302,063	—	—	7,302,063

	$47,287,895	$—	$—	47,287,895

Investments Valued at NAV(a)				67,337,983

				$114,625,878

Derivative Financial Instruments(b)
Assets
Equity Contracts	$141,583	$382,607	$—	$524,190
Foreign Currency Exchange Contracts	—	118,797	—	118,797
Interest Rate Contracts	330,538	—	—	330,538
Liabilities
Equity Contracts	(133,029)	—	—	(133,029)
Foreign Currency Exchange Contracts	—	(165,415)	—	(165,415)
Interest Rate Contracts	(243,411)	—	—	(243,411)

	$95,681	$335,989	$—	$431,670

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

Portfolio Abbreviation (continued)

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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